Qualitative and Quantitative Information of Financial Risks - Impact of Hedging on Equity in Cash Flow Hedge Reserve (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
As at January 1	€ 1,277
As at 31 December	5,371	€ (1,277)
Foreign Currency Risk | Cash flow Hedge Reserve
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign Exchange Forward	(1,084)
Tax effect	260
As at 31 December	(824)
Foreign Currency Risk | Cost of Hedging Reserve
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign Exchange Forward	235
Tax effect	(56)
As at 31 December	179
Interest Rate Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
As at January 1	1,277	3,345
Interest Rate Swap	(7,663)	(2,721)
Tax effect	1,839	653
As at 31 December	€ (4,547)	€ 1,277